Fair value (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2012 and 2013, including those for which the MHFG Group has elected the fair value option, are summarized below:

2012	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	6,017	38	—	6,055
Japanese local gov’t bonds	—	91	—	91
U.S. Treasury bonds and federal agency securities	4,425	170	—	4,595
Other foreign gov’t bonds	1,273	117	—	1,390
Agency mortgage-backed securities	1,894	272	—	2,166
Residential mortgage-backed securities	—	—	159	159
Commercial mortgage-backed securities	—	2	26	28
Certificates of deposit and commercial paper	—	1,041	—	1,041
Corporate bonds and other	119	1,220	355	1,694
Equity securities	553	456	82	1,091
Derivatives:
Interest rate contracts	8	9,751	30	9,789
Foreign exchange contracts	2	2,507	73	2,582
Equity-related contracts	27	80	38	145
Credit-related contracts	—	34	25	59
Other contracts	—	—	61	61
Available-for-sale securities:
Japanese government bonds	31,066	1,581	—	32,647
Japanese local gov’t bonds	—	273	—	273
U.S. Treasury bonds and federal agency securities	101	—	—	101
Other foreign gov’t bonds	279	166	—	445
Agency mortgage-backed securities	150	830	—	980
Residential mortgage-backed securities	—	223	348	571
Commercial mortgage-backed securities	—	—	330	330
Japanese corporate bonds and other debt securities	—	2,352	226	2,578
Foreign corporate bonds and other debt securities	12	294	236	542
Equity securities (marketable)	2,660	132	—	2,792
Other investments	1	—	189	190

Total assets at fair value on a recurring basis (2)	48,587	21,630	2,178	72,395

Liabilities:
Trading securities sold, not yet purchased	4,610	78	—	4,688
Derivatives:
Interest rate contracts	5	9,408	40	9,453
Foreign exchange contracts	1	2,537	36	2,574
Equity-related contracts	46	118	16	180
Credit-related contracts	—	34	2	36
Other contracts	—	—	46	46
Long-term debt (3)	—	1	460	461

Total liabilities at fair value on a recurring basis	4,662	12,176	600	17,438

2013	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	4,651	49	—	4,700
Japanese local gov’t bonds	—	125	—	125
U.S. Treasury bonds and federal agency securities	5,777	306	—	6,083
Other foreign gov’t bonds	2,235	194	—	2,429
Agency mortgage-backed securities	2,055	596	—	2,651
Residential mortgage-backed securities	—	—	100	100
Commercial mortgage-backed securities	—	3	91	94
Certificates of deposit and commercial paper	—	1,318	—	1,318
Corporate bonds and other	50	1,176	417	1,643
Equity securities	622	503	71	1,196
Derivatives:
Interest rate contracts	7	10,319	24	10,350
Foreign exchange contracts	5	3,066	28	3,099
Equity-related contracts	45	114	23	182
Credit-related contracts	—	30	29	59
Other contracts	—	18	20	38
Available-for-sale securities:
Japanese government bonds	29,198	1,585	—	30,783
Japanese local gov’t bonds	—	244	—	244
U.S. Treasury bonds and federal agency securities	178	—	—	178
Other foreign gov’t bonds	334	264	—	598
Agency mortgage-backed securities	144	862	—	1,006
Residential mortgage-backed securities	—	150	292	442
Commercial mortgage-backed securities	—	—	250	250
Japanese corporate bonds and other debt securities	—	2,000	215	2,215
Foreign corporate bonds and other debt securities	12	345	202	559
Equity securities (marketable)	2,975	164	—	3,139
Other investments	1	—	75	76

Total assets at fair value on a recurring basis (2)	48,289	23,431	1,837	73,557

Liabilities:
Trading securities sold, not yet purchased	3,338	182	—	3,520
Derivatives:
Interest rate contracts	8	9,997	13	10,018
Foreign exchange contracts	4	2,968	11	2,983
Equity-related contracts	51	110	16	177
Credit-related contracts	—	35	9	44
Other contracts	—	8	19	27
Long-term debt (3)	—	171	381	552

Total liabilities at fair value on a recurring basis	3,401	13,471	449	17,321

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	Amounts include the investments measured at NAV per share at March 31, 2012 and 2013, of ¥631 billion and ¥715 billion, respectively, of which ¥581 billion and ¥667 billion, respectively, are classified in Level 2, and ¥50 billion and ¥48 billion, respectively, are classified in Level 3.
(3)	Amounts represent items for which the Group elected the fair value option.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2012 and 2013:

2012	April 1, 2011	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2012	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	1	—	(2)	—	—	(1)	—	—	—	—
Residential mortgage-backed securities	206	(10	) (2)	—	1	(3)	—	(35)	159	(8)
Commercial mortgage-backed securities	50	(3	) (2)	—	2	(4)	—	(19)	26	(4)
Corporate bonds and other	452	(14	) (2)	13	579	(510)	—	(165)	355	(19)
Equity securities	96	(6	) (2)	(2)	18	(24)	—	—	82	(4)
Derivatives, net (1):
Interest rate contracts	(20)	6	(2)	—	—	—	—	4	(10)	9
Foreign exchange contracts	33	7	(2)	—	—	—	—	(3)	37	6
Equity-related contracts	29	(9	) (2)	—	—	—	—	2	22	(5)
Credit-related contracts	25	(2	) (2)	—	—	—	—	—	23	1
Other contracts	20	1	(2)	—	—	—	—	(6)	15	(3)
Available-for-sale securities:
Residential mortgage-backed securities	429	—	(3)	—	31	(9)	—	(103)	348	(2)
Commercial mortgage-backed securities	486	11	(3)	—	36	(115)	—	(88)	330	(5)
Japanese corporate bonds and other debt securities	289	(2	) (3)	—	61	(2)	—	(120)	226	—
Foreign corporate bonds and other debt securities	248	—	(3)	—	72	—	—	(84)	236	—
Other investments	260	(6	) (4)	(1)	7	(8)	—	(63)	189	(8)

Liabilities:
Long-term debt	440	(9	) (5)	—	—	—	80	(69)	460	(6)

2013	April 1, 2012	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2013	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	159	17	(7)	—		—	—	2	(7)	—	(71)	100	6
Commercial mortgage-backed securities	26	1	(7)	—		—	—	72	(1)	—	(7)	91	—
Corporate bonds and other	355	72	(7)	—		14	(8)	609	(544)	—	(81)	417	42
Equity securities	82	4	(7)	—		3	(3)	10	(25)	—	—	71	(1)
Derivatives, net (1):
Interest rate contracts	(10)	16	(7)	—		—	—	—	—	—	5	11	16
Foreign exchange contracts	37	(18	) (7)	—		—	(8)	—	—	—	6	17	(21)
Equity-related contracts	22	(10	) (7)	—		—	—	—	—	—	(5)	7	(10)
Credit-related contracts	23	(6	) (7)	—		(1)	1	—	—	—	3	20	(5)
Other contracts	15	—	(7)	—		—	(14)	—	—	—	—	1	—
Available-for-sale securities:
Residential mortgage-backed securities	348	—	(8)	6	(9)	—	—	29	(1)	—	(90)	292	—
Commercial mortgage-backed securities	330	2	(8)	12	(9)	—	—	31	(16)	—	(109)	250	(5)
Japanese corporate bonds and other debt securities	226	—	(8)	1	(9)	—	—	95	—	—	(107)	215	—
Foreign corporate bonds and other debt securities	236	4	(8)	6	(9)	—	—	28	(4)	—	(68)	202	—
Other investments	189	12	(8)	—		—	—	6	(49)	—	(83)	75	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(7)	—		—	(1)	(41)	42	—	—	—	—
Long-term debt	460	(26	) (10)	—		4	(175)	—	—	142	(76)	381	(24)

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(2)	Realized and unrealized gains (losses) are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(4)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(5)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2012 and 2013.
(7)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(8)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(9)	Gains (losses) in OCI are reported in Accumulated other comprehensive income (loss).
(10)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).

Quantitative Information About Level Three Fair Value Measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2013:

2013

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	392	Discounted cash flow	Prepayment rate	0%–24%
		Price-based	Default rate	0%–5%
			Recovery rate	70%–100%
			Discount margin	7bps–2,616bps

Commercial mortgage-backed securities	341	Discounted cash flow	Discount margin	9bps–3,929bps
Price-based

Corporate bonds and other debt securities	834	Discounted cash flow	Prepayment rate (1)	0%-43%
		Price-based	Default rate (1)	0%-8%
			Recovery rate (1)	15%-85%
			Discount margin (1)	0bps–4,918bps

			Discount margin (2)	0bps–1,232bps

Derivatives, net:
Interest rate contracts	11	Internal valuation model (3)	IR – IR correlation	42%-100%
			Default rate (4)	0%-63%

Foreign exchange contracts	17	Internal valuation model (3)	FX – IR correlation	36%-55%
			FX – FX correlation	55%-55%
			FX volatility	16%-26%
			Default rate (4)	0%-63%

Equity-related contracts	7	Internal valuation model (3)	Equity –IR correlation	0%-60%
			Equity – FX correlation	0%-70%
			Equity volatility	14%-48%

Credit-related contracts (5)	20	Internal valuation model (3)	Default rate	0%-67%
			Credit correlation	2%-100%

Long-term debt	381	Internal valuation model (3)	IR – IR correlation	42%-100%
			FX – IR correlation	36%-55%
			FX – FX correlation	55%-55%
			Equity – IR correlation	0%-60%
			Equity volatility	18%-48%
			Default rate	0%-10%
			Credit correlation	2%-100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents counterparty default rate derived from the MHFG Group’s own internal credit experience.
(5)	The unobservable inputs related to credit derivatives economically hedging the credit risk in certain securitization products have been included in the unobservable inputs related to Trading securities and Available-for-sale securities.

IR = Interest rate

FX = Foreign exchange

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table shows the fair value hierarchy for those items as of March 31, 2012 and 2013.

2012	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	188	—	—	188	282
Loans held-for-sale	3	—	2	1	6
Other investments	17	5	—	12	21
Premises and equipment—net	—	—	—	—	4
Goodwill	—	—	—	—	6

Total assets at fair value on a nonrecurring basis	208	5	2	201	319

Liabilities:
Other liabilities	1	—	—	1	—

Total liabilities at fair value on a nonrecurring basis	1	—	—	1	—

2013	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	222	—	—	222	343
Loans held-for-sale	5	—	5	—	5
Other investments	11	—	—	11	16
Premises and equipment—net	1	—	—	1	5

Total assets at fair value on a nonrecurring basis	239	—	5	234	369

Fair Value, by Balance Sheet Grouping

The following table shows the carrying amounts and fair values at March 31, 2012 and 2013, of certain financial instruments, excluding financial instruments which are carried at fair values on a recurring basis and those outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”):

	2012
	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	21,141	21,141
Investments	1,802	1,816
Loans, net of allowance for loan losses (Note)	65,275	65,597
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	37,652	37,652
Interest-bearing deposits	79,266	79,209
Due to trust accounts	560	560
Commercial paper and other short-term borrowings	13,950	13,946
Long-term debt	7,982	8,326

	2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	27,583	27,583	903	26,680	—
Investments	3,000	3,020	3,020	—	—
Loans, net of allowance for loan losses (Note)	69,028	70,261	—	—	70,261

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	48,048	48,048	12,796	35,252	—
Interest-bearing deposits	87,247	87,210	34,596	52,614	—
Due to trust accounts	619	619	—	619	—
Commercial paper and other short-term borrowings	6,724	6,723	—	6,723	—
Long-term debt	8,235	8,598	—	7,967	631

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.